Accounts and notes receivable, net	12 Months Ended
Dec. 31, 2024
Accounts and notes receivable, net
Accounts and notes receivable, net

6.Accounts and notes receivable, net

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable	63,508	82,096
Allowance for doubtful accounts	(3,026)	(3,612)
Accounts and notes receivable, net	60,482	78,484